Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Summary of Signification Customer Information
Significant customer information is as follows:

	March 31, 2021	March 31, 2020
Percentage of accounts receivable:
Customer A	0%	89%
Customer C	35%	2%
Customer D	40%	0%

	Year Ended March 31,
	2021	2020	2019
Percentage of revenue:
Customer C	21%	25%	24%
Customer B	16%	8%	2%

Summary of Property Plant and Equipment Estimated Useful Lives
The estimated useful lives of the Company’s property and equipment are as follows:

Computer and software	3 years
Laboratory equipment and software	5 years
Furniture and office equipment	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Summary of Disaggregation of Revenue by Category
The following table presents revenue by category:

	Year Ended March 31,
	2021		2020		2019
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)
Consumer services	$197,525	81%	$271,639	89%	$425,534	96%
Research services	46,341	19	28,268	9	12,385	3
Therapeutics	54	0	5,556	2	2,981	1

Total	$243,920	100%	$305,463	100%	$440,900	100%

Summary of Disaggregation of Revenue by Region
The following table summarizes revenue by region based on the shipping address of customers or the location where the services are delivered:

	Year Ended March 31,
	2021		2020		2019
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)
United States	$176,120	72%	$241,769	79%	$390,757	89%
United Kingdom	49,386	20	41,770	14	22,194	5
Canada	12,172	5	14,481	5	18,588	4
Other regions	6,242	3	7,443	2	9,361	2

International	67,800	28	63,694	21	50,143	11

Total	$243,920	100%	$305,463	100%	$440,900	100%

Summary of Revenue and Adjusted EBITDA by Segment
The Company’s revenue and Adjusted EBITDA by segment is as follows:

	Year Ended March 31,
	2021	2020	2019
	(in thousands)

Segment Revenue
Consumer & Research Services	$243,866	$299,907	$437,919
Therapeutics	54	5,556	2,981

Total revenue	$243,920	$305,463	$440,900

Segment Adjusted EBITDA
Consumer & Research Services Adjusted EBITDA	$12,796	$(65,845)	$(85,822)
Therapeutics Adjusted EBITDA	(58,734)	(52,883)	(31,776)
Unallocated Corporate	(30,587)	(28,460)	(23,793)

Total Adjusted EBITDA	$(76,525)	$(147,188)	$(141,391)

Reconciliation of net loss to Adjusted EBITDA
Net loss	$(183,619)	$(250,863)	$(183,533)
Adjustments:
Interest (income), net	(255)	(6,244)	(5,269)
Other (income) / expense, net	(1,322)	(1,340)	19
Depreciation and amortization	20,246	22,610	9,901
Stock-based compensation expense	88,425	43,957	37,491
Restructuring and other charges 1	—	44,692	—

Total Adjusted EBITDA	$(76,525)	$(147,188)	$(141,391)

1)	For the year ended March 31, 2020, restructuring includes $0.9 million of stock-based compensation expense related to restructuring activities.

Summary of Segment Revenues to Significant Customers
Customers accounting for 10% or more of segment revenues were as follows:

	Year Ended March 31,
	2021		2020		2019
	(in thousands, except percentages)

Consumer & Research Services Segment Revenue:
Customer C 1	$51,786	21%	$76,087	25%	$107,318	25%

Customer B 2	$39,917	16%	$23,768	8%	$6,533	1%

Therapeutics Segment Revenue:
Customer B 2	$—	0%	$2,981	54%	$2,981	100%

Customer E 2	$54	100%	$2,575	46%	$—	0%

1)	Customer C revenues are primarily in the United States.
2)	Customer B revenues are in the United Kingdom and Customer E is in a region other than the United States, United Kingdom or Canada.